Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 BRL (R$) shares	Jun. 30, 2020 AUD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Jun. 30, 2019 shares	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	$ 31,236			$ 13,807
Provisions recorded | R$		R$ 53
Number of shares issued | shares	1,959,000,000	1,959,000,000	1,959,000,000			1,957,000,000
EUR [Member]
Disclosure of detailed information about material tax [line items]
Share price	43.87%
Closing Exchange rate	19,442,392	19,442,392	19,442,392
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 1,900	R$ 10,300
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	700				R$ 4,000
Grupo Modelo Tax Matters [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 3
Interest Deduction On SAB Acquistions [Member]
Disclosure of detailed information about material tax [line items]
Tax assessment amount	3,000
Provisions recorded	1,000
Income taxes paid (refund), classified as financing activities	47
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	800	4,600
Ambev [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 700	R$ 3,600
Ambev [member] | Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares	172,831,574	172,831,574	172,831,574
Percentage of shares issued diluted	1.00%
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 400	R$ 2,000
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	1,300	7,300
Tax Assessment During 2005 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	10
Tax Assessment During 2005 [member] | Ambev [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	9,000	49,000
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,900	10,200
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,000	10,000
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200	10,000
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	4,000	22,000
Tax Assessment in April 2016 [member] | Ambev [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,000	6,000
Tax Assessment in 2014 and 2015 [member] | Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss | R$		1,700
Tax Assessment in 2014 and 2015 [member] | Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	4,000	21,000
Rio de Janeiro [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,000	6,000
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100	500
Minas Gerais [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	16,000	82,000
Provisions recorded	2	8
State Of Pernambuco [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	4,000	20,000
Provisions recorded	$ 1	R$ 5
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Deposits							$ 76	€ 68